Financial Risk Management - Schedule of Impact of Foreign Currency Risk (Parentheticals) (Details)	Jun. 30, 2024
USD/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Exchange rate	4.80%
EUR/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Exchange rate	3.50%
GBP/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Exchange rate	3.10%